UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             PITCAIRN FINANCIAL GROUP, INC.
Address:          165 Township Line Road, Suite 3000
                  Jenkintown, PA  19046

13F File Number:  028-11035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Lawrence R. Bardfeld
Title:            General Counsel
Phone:            215-881-6116

Signature, Place and Date of Signing:

\s\ Lawrence R. Bardfeld
------------------------
Lawrence R. Bardfeld        Jenkintown, Pennsylvania         October 28, 2011
Report Type:

[ ]   13F HOLDINGS REPORT
[X]   13F NOTICE
[ ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name
--------------------              -----
028-01980                         Pitcairn Group L.P.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.